Intangible Assets	6 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
Intangible Assets
11.	Intangible Assets

Cost:	Software	Licences	Total
Balance, December 31, 2023	$19,554	$24,664,298	$24,683,852
Impact of sale of RPK	(18,663)	(24,648,225)	(24,666,888)
Movement in exchange rates	(891)	(246)	(1,137)
Balance, December 31, 2024	–	15,827	15,827
Impact on loss of control of Canmart	–	(17,009)	(17,009)
Movement in exchange rates	–	1,182	1,182
Balance, June 30, 2025	$–	$–	$–

Accumulated amortization:	Software	Licences	Total
Balance, December 31, 2023	$16,992	$4,929,645	$4,946,637
Amortization	–	–	–
Impact of sale of RPK	(16,593)	(4,929,645)	(4,946,238)
Movement in exchange rates	(399)	–	(399)
Balance, December 31, 2024 and June 30, 2025	$–	$–	$–

Impairment:	Software	Licences	Total
Balance, December 31, 2023	$2,070	$15,935,463	$15,937,533
Impact of sale of RPK	(2,070)	(15,935,463)	(15,937,533)
Balance, December 31, 2024 and June 30, 2025	$–	$–	$–

Net book value	Software	Licences	Total
Balance, December 31, 2024	$–	$15,827	$15,827
Balance, June 30, 2025	$–	$–	$–

During the year ended December 31, 2024, concurrent to the sale of RPK, the Company derecognized RPK’s cannabis API manufacturing and GMP license with a net book value of $3,783,117 (note 5). As of December 31, 2024, the Company’s remaining intangible asset consist of cannabis distribution license with a carrying value of $15,827.

During the six months ended June 30, 2025, concurrent to the loss of control of Canmart, the Company derecognized Canmart’s cannabis distribution license with a net book value of $17,009 (note 6). As of June 30, 2025, the Company has nil intangible assets.